Financing instruments payable - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	R$ 803,031	R$ 229,691
Other financing instruments payables	47,068	0
Time deposits	19,445,276	9,662,694
Interbank deposits	13,225	6,245
Financial bills	5,675,596	2,587,738
Financial Liabilities At Amortized Cost, Structured Operations Certificates	12,109,576	7,635,838
Market funding operations	38,093,772	20,122,206
Within 30 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	803,031	229,691
Other financing instruments payables	0
Time deposits	3,604,494	751,676
Interbank deposits	0	0
Financial bills	0	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	0	1,510
Market funding operations	4,407,525	982,877
From 31 to 60 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	0
Time deposits	4,273,475	520,694
Interbank deposits	0	3,125
Financial bills	0	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	0	3,940
Market funding operations	4,273,475	527,759
From 61 to 90 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	1,031
Time deposits	5,187,106	712,092
Interbank deposits	0	0
Financial bills	2,390	0
Financial Liabilities At Amortized Cost, Structured Operations Certificates	5,720	5,428
Market funding operations	5,196,247	717,520
From 91 to 180 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	13,053
Time deposits	1,382,514	3,231,965
Interbank deposits	3,092	0
Financial bills	1,637,547	10,945
Financial Liabilities At Amortized Cost, Structured Operations Certificates	35,773	9,120
Market funding operations	3,071,979	3,252,030
From 181 to 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	32,984
Time deposits	2,016,732	2,341,770
Interbank deposits	0	0
Financial bills	405,901	6,164
Financial Liabilities At Amortized Cost, Structured Operations Certificates	261,019	21,640
Market funding operations	2,716,636	2,369,574
After 360 days
Subclassifications of assets, liabilities and equities [Line Items]
Demand deposits	0	0
Other financing instruments payables	0
Time deposits	2,980,955	2,104,497
Interbank deposits	10,133	3,120
Financial bills	3,629,758	2,570,629
Financial Liabilities At Amortized Cost, Structured Operations Certificates	11,807,064	7,594,200
Market funding operations	R$ 18,427,910	R$ 12,272,446